Significant Risks and Uncertainties	12 Months Ended
Mar. 31, 2012
Significant Risks and Uncertainties [Abstract]
SIGNIFICANT RISKS AND UNCERTAINTIES
28.	SIGNIFICANT RISKS AND UNCERTAINTIES

a)
The telecommunication industry in India is subject to substantial regulation by the Government. The Company is subject to certain risks common to companies within the telecommunications industry in India. These include, but are not limited to, substantial regulation by the Government, changes in the Government policies including a revocation of the license or a change in significant terms of the license, such as its duration, the amount of license fee payable, the range of services permitted and the scope of exclusivity may significantly affect management’s estimates and the Company’s performance. Further the Indian Government is the controlling shareholder in MTNL and hence the Company is deemed to be an Indian government company. As such, the Company is subject to laws and regulations generally applicable to public sector enterprises in India. These laws and regulations govern, among other things, personnel matters, procurement, budgeting and capital expenditures and the generation of funds through the issuance of securities. Also the Indian Government when considering matters pertaining to the Company, often also considers the interests of the largest government-owned telecommunications company, Bharat Sanchar Nigam Limited (BSNL).

b)
The Company operates the network under a license from the DoT that is valid until March 31, 2013 for fixed-line services and until October, 2017 for cellular services. The DoT retains the right, however, to revoke the license after giving one month's notice to the Company. The DoT also retains the right, after giving notice to the Company, to modify the terms and conditions of the license at any time if in its opinion it is necessary or expedient to do so in the interest of the general public or for the proper operation of the telecommunications sector. A revocation of the license or a change in significant terms of the license, such as its duration, the amount of license fee payable or the range of services permitted, would have a material adverse effect on the Company’s business, financial condition and results of operations.

c)
Most of the Company’s employees were on secondment from DoT. The non-executive employees were given the option to be absorbed in the Company with effect from November 1, 1998. Under the option for pensionary benefits, these employees could opt to retain pensionary benefits in accordance with the Central Government pension rules or in accordance with MTNL retirement rules which were applicable to its directly recruited employees, and opt to draw pro rata monthly pension till their absorption in MTNL. Accordingly with effect from November 1, 1998, the Company started accruing for pension and gratuity for these employees.

Further, rules relating to settlement of pensionary terms in respect of Government employees transferred to public undertakings, required the Company to create a pension fund and provided for the Government to discharge its pensionary liability by paying in lump sum as a one time payment, the pro rata pension and gratuity for the service up to the date of transfer (November 1, 1998) of government servants from the Government to the undertaking. Accordingly, on January 8, 2002, the Company claimed an amount of Rs.11,700 million from DoT as DoT’s share of the liability.

However the DoT via letter no. 40-29/2002 -Pen (T) on August 29, 2002 and September 4, 2002 has communicated that the pensionary benefits to the Government employees absorbed in MTNL and who have opted for either the Government Scheme of pension or for prorated pension scheme shall be paid by the Government. However, the terms of the settlement are yet to be finalized. In absence of details with regard to the basis required for determination of the amount payable by the Company, no adjustment has been made in the cost of retirement benefits accrued in these financial statements for the above.

d)
The Company has been advised by its counsel that although the Company has valid possession including the risks and rewards of ownership and title to all of its property, to enable MTNL to perfect and thereby acquire marketable title to real property in its possession, it would need to have relevant documents relating to transfer or lease of real property duly registered and stamped. Accordingly, MTNL cannot sell its properties without payment of stamp duties and registering the properties in its name. (Also refer to note 8).

e)
Mobile Number Portability(MNP):- On September 23, 2009, the TRAI issued “Telecommunication Mobile Number Portability Regulations (MNP), 2009” which allows subscribers to retain their existing mobile number when they move from one service provider to another service provider on payment of certain charges and on fulfilling certain other conditions.  On August 10, 2010, the DoT permitted the launch of commercial service of Mobile Number Portability (MNP) only to those licensees which are MNP compliant.  On January 11, 2011, MNP services were launched across India, except for Haryana where such services had been launched on November 25, 2010. Management believes that the movement of subscribers from one service provider to another service provider increases competition between the service providers and would act as a catalyst for the service providers to improve their quality of service. This could have a material effect both favorable and adverse on the Company’s business, financial condition and results of operations. As on July 20, 2011, the PORT IN and PORT OUT subscribers for MTNL Delhi and Mumbai are as follows:

MTNL	PORT OUT	PORT IN
Delhi	33,922	8,139
Mumbai	33,276	3,454

f)    The Finance Ministry of India is considering to introduce the GST(Goods & Service Tax) in India converging the Value added tax and Service tax into single tax regime with effect from April 1, 2012. The proposed rates for GST are 12% , 16% and 20%. The prevalent rate for service tax in India, which is levied for various services including telecommunication service, is 10.30%. The proposed rate for GST is higher by 60% of the existing rate. High GST rate for telecom services in India could adversely impact investments that are critical for growth. Under GST regime, States also to tax service but it requires special consideration on the basis of supply rules viz. inter circle or intra circle calls, inter operator transactions, national long distance, roaming transactions, cross border transactions etc. Introduction of GST may also exclude the Power and petroleum product from its ambit resulting the disallowance of input credits as no taxes/levies paid on procurement on these sectors would be recoverable.

g)    In order to simplify the direct tax provision the Government has issued the draft Direct Tax Code Bill, 2009 and which is intended to come in force with effect from April 1, 2012 onwards. Under the existing provisions of the Act, deduction is available to the telecom operators in respect of capital expenditure incurred for obtaining licence to operate telecommunication services (Section 35ABB). The deduction is allowed equally over the period of the licence. There is no specific provision dealing with deductibility of the 3G spectrum fees in Direct Tax Code. Since the Company had paid huge amount towards 3G spectrum fees, disallowance of such expenditure may lead to a higher tax rate.

(h)  During fiscal year 2011 central government has issued new indirect tax rules relating to service tax which are called Point of Taxation Rules, 2011(POTR). Under Point of Taxation (PoT) Rules 2011 ‘Telecommunication services’ provided by telecom operators to subscribers have been specifically notified to be taxed as ‘continuous supply of services’ i.e. on periodic billing as per the contract (assuming the billing is done within 14 days of decided milestone) or collection, whichever is earlier. Point of Taxation Rules have preponed the liability to deposit Service tax in case of Post paid connection (for landline, mobile phone, broadband connections) from the month of collection to the month of billing. On an average the impact may be of a month. MTNL would liable to pay Service Tax immediately after raising bills. If payments are not received MTNL would have to bear cash loss due to this change. Further loss of interest on the service tax paid for the interim period from payment of service tax till the date of collection.

(i) 2G spectrum re-pricing by telecom regulator
In February 2011, the TRAI submitted its recommendations on 2G spectrum pricing to the DoT.  It suggested that the telecom companies pay Rs.1,7697.5 million per MHZ for up to 6.2 MHZ and Rs.4,5718.7 million for additional spectrum for Pan-India operations.  The TRAI also recommended that the pay out by telecom companies be calculated on a pro-rata basis of the remaining term of the validity of their respective licenses.  If this recommendation is accepted by the Government, MTNL may incur a financial burden of approximately Rs.8,500 million.